Summary of significant accounting policies (Details)	12 Months Ended
Jun. 30, 2012
Camp and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, percentage of amortization rate provided	10.00%
Camp vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, percentage of amortization rate provided	25.00%
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, percentage of amortization rate provided	30.00%
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, percentage of amortization rate provided	100.00%
Office fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, percentage of amortization rate provided	20.00%